Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Schedule of derivative financial instruments

	30 June 2026		31 December 2025
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Interest rate swaps	3,705	—	3,055	(306)
Forward freight agreements and related bunker swaps	10,039	(16,438)	1,238	(1,496)
Commodity contracts and derivatives	37,360	(43,931)	24,696	(23,007)
Forward foreign exchange contracts	—	—	22	—
	51,104	(60,369)	29,011	(24,809)

Non-current	2,869	—	3,055	(411)
Current	48,235	(60,369)	25,956	(24,398)
	51,104	(60,369)	29,011	(24,809)